CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME/(LOSS) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Direct financing lease income
Direct financi cal social security sales ng lease interest income	$ 298,310	$ 242,740	$ 174,306
Interest expense for direct financing lease	(127,488)	0	(11,181)
Provision for lease payment receivable	(584,653)	(2,258,060)	(9,495,002)
Net direct financing lease interest income after provision for receivables	(413,831)	(2,015,320)	(9,331,877)
Net revenue	527,992	(1,984,638)	(9,331,877)
Non-interest expense
Business taxes and surcharge	(4,786)	(231)	(476)
Salaries and employee charges	(297,151)	(276,546)	(920,194)
Rental expenses	(79,074)	(76,442)	(97,693)
Other operating expenses	(339,065)	(524,518)	(6,136,647)
Total non-interest expense	(720,076)	(877,737)	(7,155,010)
Loss before taxes	(192,084)	(2,862,375)	(16,486,887)
Income tax expense	(11,175)	(738)	(24,590,417)
NET LOSS	(203,259)	(2,863,113)	(41,077,304)
Net loss attributable to noncontrolling interests	205,995	(52,019)	0
Net loss attributable to Wins Finance Holdings Inc..	(409,254)	(2,811,094)	(41,077,304)
Other comprehensive income(loss)
Foreign currency translation adjustment	357,564	187,029	2,381,422
TOTAL COMPREHENSIVE INCOME/(LOSS)	154,305	(2,676,084)	(38,695,882)
Total comprehensive income/(loss) attributable to noncontrolling interests	161,935	(48,238)	0
Total comprehensive loss attributable to ordinary shareholders	$ (7,630)	$ (2,627,846)	$ (38,695,882)
Weighted-average ordinary shares outstanding
Basic	19,837,642	19,837,642	19,837,642
Diluted	19,837,642	19,837,642	19,837,642
Loss per share attributable to ordinary shareholders
Basic	$ (0.02)	$ (0.14)	$ (2.07)
Diluted	(0.02)	(0.14)	(2.07)
From continuing operation - Basic	(0.01)	(0.14)	(2.07)
From continuing operation - Diluted	(0.01)	(0.14)	(2.07)
From discontinued operation - Basic	0	0	0
From discontinued operation - Diluted	$ 0	$ 0	$ 0
Medical consulting revenue
Direct financing lease income
Net revenue	$ 4,757	$ 30,682	$ 0
Revenue from sales of medical equipment
Direct financing lease income
Net revenue	1,343,715	0	0
Cost of medical equipment
Direct financing lease income
Net revenue	$ (406,649)	$ 0	$ 0